Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016
Allowance for credit losses:
Individually evaluated for impairment		¥ 637,898	¥ 878,056
Collectively evaluated for impairment		262,672	289,609
Loans acquired with deteriorated credit quality		15,611	14,523
Total		916,181	1,182,188	¥ 925,478	¥ 1,111,130
Loans:
Individually evaluated for impairment		1,504,571	1,705,591
Collectively evaluated for impairment		116,783,802	116,520,772
Loans acquired with deteriorated credit quality		78,294	91,176
Total	[1]	118,366,667	118,317,539
Commercial [Member]
Allowance for credit losses:
Individually evaluated for impairment		552,727	772,804
Collectively evaluated for impairment		86,373	115,489
Loans acquired with deteriorated credit quality		13,442	12,393
Total		652,542	900,686	659,254	816,559
Loans:
Individually evaluated for impairment		1,158,691	1,349,621
Collectively evaluated for impairment		88,514,147	87,976,946
Loans acquired with deteriorated credit quality		31,527	34,140
Total	[1]	89,704,365	89,360,707
Residential [Member]
Allowance for credit losses:
Individually evaluated for impairment		26,412	46,520
Collectively evaluated for impairment		21,702	19,255
Loans acquired with deteriorated credit quality		1,626	1,561
Total		49,740	67,336	56,669	58,598
Loans:
Individually evaluated for impairment		118,536	125,611
Collectively evaluated for impairment		14,023,212	14,197,027
Loans acquired with deteriorated credit quality		9,597	9,810
Total	[1]	14,151,345	14,332,448
Card [Member]
Allowance for credit losses:
Individually evaluated for impairment		20,457	20,523
Collectively evaluated for impairment		10,010	9,632
Loans acquired with deteriorated credit quality		15	10
Total		30,482	30,165	30,837	31,187
Loans:
Individually evaluated for impairment		69,415	71,879
Collectively evaluated for impairment		512,595	510,393
Loans acquired with deteriorated credit quality		10,628	10,881
Total	[1]	592,638	593,153
MUAH [Member]
Allowance for credit losses:
Individually evaluated for impairment		9,957	19,174
Collectively evaluated for impairment		47,063	54,096
Loans acquired with deteriorated credit quality		458	463
Total		57,478	73,733	83,902	108,454
Loans:
Individually evaluated for impairment		80,100	93,452
Collectively evaluated for impairment		8,703,335	8,944,409
Loans acquired with deteriorated credit quality		18,933	27,128
Total	[1]	8,802,368	9,064,989
Krungsri [Member]
Allowance for credit losses:
Individually evaluated for impairment		28,345	19,035
Collectively evaluated for impairment		97,524	91,137
Loans acquired with deteriorated credit quality		70	96
Total		125,939	110,268	¥ 94,816	¥ 96,332
Loans:
Individually evaluated for impairment		77,829	65,028
Collectively evaluated for impairment		5,030,513	4,891,997
Loans acquired with deteriorated credit quality		7,609	9,217
Total	[1]	¥ 5,115,951	¥ 4,966,242

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.